Finance income and costs (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 18, 2019 USD ($)	Dec. 18, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Finance costs :
Interest on bank borrowings		¥ 25,787
Interest on lease liabilities (Note 12)	$ 3,716	3,716
Finance costs, gross		29,503
Finance cost		29,503				¥ 19,420
Finance income:
Interest income		779
Finance costs, net		¥ 28,724
Predecessor
Finance costs :
Interest on bank borrowings					¥ 30,207	27,928	¥ 15,606
Interest on lease liabilities (Note 12)				$ 102,523	102,523		45
Finance costs, gross					132,730	27,928	15,651
Less: interest capitalized						(8,508)	(2,243)
Finance cost			¥ 132,730		132,730	19,420	13,408
Finance income:
Interest income					2,127	2,543	1,862
Finance costs, net					¥ 130,603	¥ 16,877	¥ 11,546